Business Combinations - Joint Operation in Colombia (Details) - Colombia Telecomunicaciones S.A. ESP BIC And Colombia Móvil S.A. ESP € in Millions	Dec. 20, 2024 EUR (€)
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 11
Property, plant and equipment	88
Rights of use	22
Trade receivables	43
Total assets	164
Lease liabilities	2
Trade payables	77
Provisions	1
Total liabilities	€ 80